TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income	$ 20,199	$ 5,640	$ (2,339)
Theoretical tax expense (benefit) at the Israeli statutory tax rate	4,646
Tax adjustment in respect of different tax rate of foreign subsidiaries	533
Non-deductible expenses and other permanent differences	506
Utilizing of net operating losses during the year, for which valuation allowance was provided in prior years	(3,797)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	(5,681)
Permanent differences and shares issuance expenses	(1,193)
Other	111
Actual tax expense (benefit)	$ (4,875)	$ 0	$ 0